Leases - Schedule of Supplemental Cash Flow Information Related to Leases (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash outflows from operating leases	$ 103,328	$ 92,076	$ 74,278
Right-of-use assets obtained in exchange for lease obligations:
Operating leases	7,714	10,462	40,866
Decrease in operating lease right-of-use assets due to impairment (See Note 18 for details)	$ 2,870	$ 22,618	$ 131,646